Schedule of Investments (unaudited)
June 30, 2025
iShares® Emerging Markets Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 18.9%
Centrais Eletricas Brasileiras SA, ADR(a)	49,185	$365,444
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	24,693	542,505
Motiva Infraestrutura de Mobilidade SA	83,455	211,821
Ultrapar Participacoes SA, ADR	71,595	234,832
		1,354,602
China — 34.1%
Anhui Expressway Co. Ltd., Class H	34,000	54,574
Beijing Capital International Airport Co. Ltd., Class H(b)	158,000	59,676
CGN Power Co. Ltd., Class H(c)	602,000	205,233
China Gas Holdings Ltd.	143,600	134,308
China Longyuan Power Group Corp. Ltd., Class H	178,000	160,619
China Merchants Port Holdings Co. Ltd.	100,000	182,167
China Oilfield Services Ltd., Class H	178,000	146,232
China Resources Gas Group Ltd.	48,700	124,670
China Resources Power Holdings Co. Ltd.	104,000	251,287
China Suntien Green Energy Corp. Ltd., Class H	182,000	102,376
Cosco Shipping Energy Transportation Co. Ltd., Class H	128,000	106,292
COSCO Shipping Ports Ltd.	108,000	71,663
Guangdong Investment Ltd.	152,000	127,366
Huaneng Power International Inc., Class H	220,000	141,895
Jiangsu Expressway Co. Ltd., Class H	102,000	144,102
Kunlun Energy Co. Ltd.	196,000	190,510
Shenzhen International Holdings Ltd.	113,999	112,514
Zhejiang Expressway Co. Ltd., Class H	136,000	125,252
		2,440,736
Mexico — 21.8%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,905	306,477
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,421	785,530
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,472	469,377
		1,561,384
Qatar — 5.1%
Qatar Gas Transport Co. Ltd.	268,080	364,795
South Korea — 5.5%
Korea Electric Power Corp., ADR(a)	27,693	394,348
Thailand — 4.5%
Airports of Thailand PCL, NVDR	349,000	325,270
Security	Shares	Value
United Arab Emirates — 5.5%
ADNOC Drilling Co. PJSC	252,801	$392,356
Total Common Stocks — 95.4% (Cost: $6,257,254)		6,833,491
Preferred Stocks
Brazil — 2.8%
Cia Energetica de Minas Gerais, Preference Shares, ADR	102,730	201,351
Total Preferred Stocks — 2.8% (Cost: $166,851)		201,351
Total Long-Term Investments — 98.2% (Cost: $6,424,105)		7,034,842
Short-Term Securities
Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	764,415	764,721
Total Short-Term Securities — 10.7% (Cost: $764,721)		764,721
Total Investments — 108.9% (Cost: $7,188,826)		7,799,563
Liabilities in Excess of Other Assets — (8.9)%		(638,682)
Net Assets — 100.0%		$7,160,881

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$764,807 (a)	$—	$(86)	$—	$764,721	764,415	$784 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	30,000	—	(30,000)(a)	—	—	—	—	132	—
				$(86)	$—	$764,721		$916	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Emerging Markets Infrastructure ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	09/19/25	$123	$1,413
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,304,226	$2,529,265	$—	$6,833,491
Preferred Stocks	201,351	—	—	201,351
Short-Term Securities
Money Market Funds	764,721	—	—	764,721
	$5,270,298	$2,529,265	$—	$7,799,563
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,413	$—	$—	$1,413

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company